Note 14 - Equity Incentive Plans (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009	Dec. 31, 2012 Amended and Restated 2004 Equity Incentive Plan [Member]	Dec. 31, 2012 Amended 2007 Stock Option Plan [Member] EUR (€)	Dec. 31, 2011 Amended 2007 Stock Option Plan [Member] EUR (€)	Dec. 31, 2010 Amended 2007 Stock Option Plan [Member] EUR (€)	Apr. 27, 2007 Amended 2007 Stock Option Plan [Member]
Number of Option Plans								2	2
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								1,500,000				3,200,000
Option Share Price As a Percentage of The Fair Market Value								100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								10 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	2,261,217	2,261,217	2,198,075	2,198,075	2,023,641	2,023,641	1,597,030	1,116,379	1,144,838
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	2,356,617	2,356,617	2,489,092	2,489,092	476,359	476,359	672,822	360,455	1,996,162
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term									10 years
Share-based Compensation (in Euro)		€ 1,916		€ 1,666		€ 1,523			€ 1,916	€ 1,666	€ 1,523
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 5.64		$ 5.81		$ 3.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	98,358	98,358	482,865	482,865	1,213,537	1,213,537			0
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Euro)									1,441
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition									36 months
Proceeds from Stock Options Exercised (in Euro)		277		77
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value (in Dollars)	318				14
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value (in Dollars)	7,467		3,503		3,031
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)	10,368
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)	$ 8,891